UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jeffrey D. Heyman
           --------------------------------------------------
Address:   1919 14th Street, Suite 300
           --------------------------------------------------
           Boulder, Colorado 80302
           --------------------------------------------------

Form 13F File Number:     028-11759
                          ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey D. Heyman
           --------------------------------------------------
Title:
           --------------------------------------------------
Phone:     (303) 939-8273
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Jeffrey D. Heyman            Boulder, Colorado          5/12/06
       ------------------------   ------------------------------  ----------



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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             -1-
                                               -------------

Form 13F Information Table Entry Total:        52
                                               -------------

Form 13F Information Table Value Total:        $124,779
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Name
---               ------------------
1                 Woodbourne Investment Management LLC

Jeffrey D. Heyman shares investment discretion with and is reporting on behalf of Woodbourne Investment Management LLC with respect to the securities reported herein which are designated by the number 1. With respect to the securities reported herein which are not designated by the number 1, Jeffrey D. Heyman exercises sole discretion over those securities. Woodbourne Investment Management LLC is filing a Form 13-F simultaneously herewith.



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NAME OF                            TITLE                    VALUE      SHRS OR  SH/  PUT/ INVESTMENT  OTHER
ISSUER                            OF CLASS        CUSIP    X $1000)    PRN AMT  PRN  CALL DISCRETION MANAGERS  SOLE SHARED   NONE
------------------------------- --------------- --------- ---------  --------- ---- ----- ---------- --------- ---- ------ --------

AEW REAL ESTATE INCOME FD       COM             00104H107      601     30,500   SH        SHARED      1                     30,500
AEW REAL ESTATE INCOME FD       COM             00104H107      889     45,000   SH        SOLE                              45,000
AIM SELECT REAL ESTATE INCM     SHS             00888R107    9,076    560,250   SH        SHARED      1                    560,250
AIM SELECT REAL ESTATE INCM     SHS             00888R107    3,379    208,550   SH        SOLE                             208,550
AVALONBAY CMNTYS INC            COM             053484101    6,241     57,200   SH        SHARED      1                     57,200
BRE PROPERTIES INC              CL A            05564E106    2,010     35,900   SH        SHARED      1                     35,900
CAPSTEAD MTG CORP               PFD B CV $1.26  14067E308      256     20,300   SH        SHARED      1                     20,300
CAPSTEAD MTG CORP               PFD B CV $1.26  14067E308       45      3,600   SH        SOLE                               3,600
COHEN & STEERS PREM INC RLTY    COM             19247V104    3,592    155,806   SH        SHARED      1                    155,806
COHEN & STEERS PREM INC RLTY    COM             19247V104      159      6,900   SH        SOLE                               6,900
COHEN & STEERS QUALITY RLTY     COM             19247L106       44      2,000   SH        SHARED      1                      2,000
COHEN & STEERS QUALITY RLTY     COM             19247L106      794     36,200   SH        SOLE                              36,200
COHEN & STEERS REIT & PFD IN    COM             19247X100    1,354     48,800   SH        SHARED      1                     48,800
COHEN & STEERS REIT & PFD IN    COM             19247X100      771     27,800   SH        SOLE                              27,800
COHEN & STEERS REIT & UTIL I    COM             19247Y108    1,389     72,800   SH        SHARED      1                     72,800
CRESCENT REAL ESTATE EQUITIE    PFD CV A 6.75%  225756204       28      1,300   SH        SHARED      1                      1,300
DWS RREEF REAL ESTATE FD II     COM             23338X102    1,591     92,400   SH        SHARED      1                     92,400
DWS RREEF REAL ESTATE FD II     COM             23338X102    3,484    202,300   SH        SOLE                             202,300
DWS RREEF REAL ESTATE FD INC    COM             233384106      565     24,850   SH        SHARED      1                     24,850
DWS RREEF REAL ESTATE FD INC    COM             233384106    3,584    157,550   SH        SOLE                             157,550
EQUITY OFFICE PROPERTIES TRU    PFD CV B 5.25%  294741509    1,568     30,500   SH        SHARED      1                     30,500
FEDERAL REALTY INVT TR          SH BEN INT NEW  313747206    5,121     68,100   SH        SHARED      1                     68,100
GLENBOROUGH RLTY TR INC         PFD CV SER A%   37803P204      198      7,962   SH        SHARED      1                      7,962
HILTON HOTELS CORP              COM             432848109    4,664    183,200   SH        SHARED      1                    183,200
HOST MARRIOTT CORP NEW          COM             44107P104    5,192    242,600   SH        SHARED      1                    242,600
ING CLARION GLB RE EST INCM     COM             44982G104    3,894    212,200   SH        SHARED      1                    212,200
NEUBERGER BERMAN RE ES SEC F    COM             64190A103    3,718    234,850   SH        SOLE                             234,850
NEUBERGER BERMAN RE ES SEC F    COM             64190A103    4,093    258,550   SH        SHARED      1                    258,550
NEUBERGER BERMAN REAL INCM F    COM             64126D106       61      2,400   SH        SHARED      1                      2,400
NEUBERGER BERMAN REAL INCM F    COM             64126D106      992     39,200   SH        SOLE                              39,200
NEUBERGER BERMAN RLTY INC FD    COM             64126G109    3,753    183,450   SH        SHARED      1                    183,450
NEUBERGER BERMAN RLTY INC FD    COM             64126G109    3,266    159,650   SH        SOLE                             159,650
NUVEEN DIVERSIFIED DIV INCM     COM             6706EP105       56      3,300   SH        SHARED      1                      3,300
NUVEEN REAL ESTATE INCOME FD    COM             67071B108      136      6,000   SH        SHARED      1                      6,000
NUVEEN REAL ESTATE INCOME FD    COM             67071B108      577     25,400   SH        SOLE                              25,400
PAN PACIFIC RETAIL PPTYS INC    COM             69806L104    4,757     67,100   SH        SHARED      1                     67,100
PUBLIC STORAGE INC              COM             74460D109    5,840     71,900   SH        SHARED      1                     71,900
REAL ESTATE INCOME FUND INC     COM             755881109    2,401    120,900   SH        SHARED      1                    120,900
REGENCY CTRS CORP               COM             758849103    4,475     66,600   SH        SHARED      1                     66,600
RMR REAL ESTATE FD              SH BEN INT      74963F106      431     29,500   SH        SHARED      1                     29,500
RMR REAL ESTATE FD              SH BEN INT      74963F106       72      4,900   SH        SOLE                               4,900
SCUDDER RREEF REAL EST FD II    COM             81119R108    8,605    499,700   SH        SHARED      1                    499,700
SCUDDER RREEF REAL ESTATE FD    COM             81119Q100    3,358    147,680   SH        SHARED      1                    147,680
SHURGARD STORAGE CTRS INC       COM             82567D104    2,659     39,900   SH        SHARED      1                     39,900
SIMON PPTY GROUP INC NEW        COM             828806109    1,607     19,100   SH        SHARED      1        12,200        6,900
STARWOOD HOTELS&RESORTS WRLD    PAIRED CTF      85590A203    4,484     66,200   SH        SHARED      1                     66,200
STRATEGIC HOTELS & RESORTS I    COM             86272T106    1,124     48,300   SH        SHARED      1                     48,300
SUNSTONE HOTEL INVS INC NEW     COM             867892101    1,118     38,600   SH        SHARED      1                     38,600
TANGER FACTORY OUTLET CTRS I    COM             875465106    1,184     34,400   SH        SHARED      1        34,400
TAUBMAN CTRS INC                COM             876664103    2,796     67,100   SH        SHARED      1                     67,100
TRIZEC PROPERTIES INC           COM             89687P107      903     35,100   SH        SHARED      1                     35,100
VORNADO RLTY TR                 PFD CONV SER A  929042208    1,824     19,000   SH        SHARED      1                     19,000

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